Credit facilities (Details Narrative) - HKD ($)	Jun. 30, 2026	Jun. 30, 2025
Debt Disclosure [Abstract]
Other borrowings	$ 88,000	$ 206,000
Debt, weighted average interest rate	3.60%	3.60%